Related Party Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Activities

13. Related Party Activities

In April 2014, the Company loaned $539,000 in total to Frank D. Bracken, III and Thomas H. Olle to assist with their tax obligations as a result of stock compensation awarded to them in 2013. The loans were on arms-length commercial terms and were settled in full in January 2016.

Butterfly Flaps, Ltd, a company in which Dr. Christopher Rowland (a director of the Company) owns an interest, has performed consultancy work for the Company since 2013 covering various strategic, tax structuring and investor matters at a cost of approximately $25,000 per quarter.

New Tech Global Ventures, LLC, a company in which Daniel R. Lockwood (a director of the Company) owns a limited partnership interest, has provided field engineering staff and consultancy services for the Company since 2013. The total cost for such services was approximately $78,000 and $149,000 for the three months ended September 30, 2016 and 2015, respectively and approximately $465,000 and $763,000 in the nine months ended September 30, 2016 and 2015, respectively.

Mitchell Wells, who has been a director of the Company since December 2014, has provided consultancy services as its Company Secretary since January 2013. These services have been provided through BlueSkye Pty Ltd, for which Mr. Wells is the sole Director and shareholder. BlueSkye Pty Ltd was paid approximately $24,000 and $36,000 for the three months ended September 30, 2016 and 2015, respectively and approximately $95,000 and $107,000 for the nine months ended September 30, 2016 and 2015, respectively. He has not received any additional compensation for his service as a Director.

16. Related Party Activities

During the years ended December 31, 2015 and 2014 the Company paid dividends to its Parent of approximately $308,000 and $637,000, respectively.

In April 2014, the Company loaned $539,000 in total to Frank D. Bracken, III and Thomas H. Olle to assist with their tax obligations as a result of stock compensation awarded to them in 2013. The loans were on arms-length commercial terms and were settled in full in January 2016.

Butterfly Flaps, Ltd, a company in which Dr. Christopher Rowland (a director of Lonestar) owns an interest, has performed consultancy work for Lonestar since 2013 covering various strategic, tax structuring and investor matters at a cost of approximately $25,000 per quarter.

New Tech Global Ventures, LLC, a company in which Daniel R. Lockwood (a director of Lonestar) owns a limited partnership interest, has provided field engineering staff and consultancy services for Lonestar since 2013. The total cost for such services was approximately $938,000 and $2,300,000 in 2015 and 2014, respectively.

Mitchell Wells, who has been a Director of Lonestar Resources Limited since December 2014, has provided consultancy services as its Company Secretary since January 2013. These services have been provided through BlueSkye Pty Ltd, for which Mr. Wells is the sole Director and shareholder. BlueSkye Pty Ltd was paid $143,000 for 2015 and $182,000 for 2014. He has not received any additional compensation for his service as a Director.